KraneShares Bloomberg Barclays China Aggregate Bond Index ETF
KraneShares Bloomberg Barclays China Aggregate Bond Index ETF

KRANE SHARES TRUST

KraneShares Bloomberg Barclays China Aggregate Bond Index ETF (the “Fund”)

Supplement dated October 17, 2018 to the currently effective Summary Prospectus,

Statutory Prospectus and Statement of Additional Information, as each may be supplemented, for the Fund

This supplement provides new and additional information beyond that contained in the currently effective Summary Prospectus, Statutory Prospectus (each, a “Prospectus” and together, the “Prospectuses”) and Statement of Additional Information listed above and should be read in conjunction with the Prospectuses and Statement of Additional Information.

The following changes are made to the Prospectuses and Statement of Additional Information.

•	All references to the KraneShares Bloomberg Barclays China Aggregate Bond Index ETF are replaced with KraneShares Bloomberg Barclays China Aggregate Bond Inclusion Index ETF.

•	All references to the Fund’s ticker symbol, KAGG, are replaced with KBND.

Investment Objective
•	In the Fund Summary section related to the Fund in the Prospectuses, the disclosure included under the “Investment Objective” heading is deleted in its entirety and replaced with the following:

The KraneShares Bloomberg Barclays China Aggregate Bond Inclusion Index ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, track the price and yield performance of a specific foreign fixed income securities index. The Fund’s current index is the Bloomberg Barclays China Inclusion Focused Bond Index (the “Underlying Index”).

Fees and Expenses of the Fund
•	In the Fund Summary section of the Prospectuses, the disclosure included under the “Fees and Expenses of the Fund” and “Example” headings are deleted in their entirety and replaced with the following:

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The table below does not include the brokerage commissions that you may pay when purchasing or selling shares of the Fund.

Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	KraneShares Bloomberg Barclays China Aggregate Bond Index ETF KraneShares Bloomberg Barclays China Aggregate Bond Index ETF	[1]
Management Fees	0.68%
Distribution and/or Service (12b-1) Fees	none	[2]
Other Expenses	0.01%	[3]
Total Annual Fund Operating Expenses	0.69%
Fee Waiver	0.12%	[4]
Total Annual Fund Operating Expenses After Fee Waiver	0.57%
[1]	Expenses have been restated to reflect a fee waiver.
[2]	Pursuant to a Distribution Plan, the Fund may bear a Rule 12b-1 fee not to exceed 0.25% per year of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Distribution Plan.
[3]	Based on estimated amounts for the current fiscal year.
[4]	Krane has contractually agreed to waive its management fee by 0.12% of the Fund’s average daily net assets. This contractual fee waiver will continue until October 18, 2019, and may only be terminated prior thereto by the Board.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that it reflects the Fee Waiver for the period described above. The Example does not reflect any brokerage commissions that you may pay on purchases and sales of your shares. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not sell your shares, your costs would be:

Expense Example	1 Year	3 Years
KraneShares Bloomberg Barclays China Aggregate Bond Index ETF | KraneShares Bloomberg Barclays China Aggregate Bond Index ETF | USD ($)	58	209

Principal Investment Strategies
•

In the Fund Summary section related to the Fund in the Prospectuses, the disclosure included under the “Principal Investment Strategies” heading is deleted in its entirety and replaced with the following:

Under normal circumstances, the Fund will invest at least 80% of its total assets in components of the Underlying Index. The Underlying Index seeks to track the performance of the Chinese onshore renminbi (“RMB”)-denominated fixed-income market. The Underlying Index is comprised of RMB-denominated fixed-income securities (“RMB Bonds”) issued into the China Interbank Bond Market (“CIBM”). Onshore RMB Bonds are traded in the CIBM or the Chinese exchange-traded bond market (“Exchange-Traded Bond Market”). Currently, the CIBM, which is a quote-driven over-the-counter market for institutional investors, is much larger with respect to trading volume and is generally considered more liquid than the Exchange-Traded Bond Market, which is an electronic automatic matching system where securities are traded on the Shanghai and Shenzhen Stock Exchanges. Issuers in the Underlying Index include: (1) the Chinese government and Chinese government-related entities, including certain Chinese policy banks, with par values of at least RMB 5 billion; and (2) corporations with par values of at least RMB 1.5 billion. The Underlying Index includes only debt that pays fixed interest rates. The weightings of the Underlying Index components are weighted so that, as of each reconstitution date: (1) RMB Bonds issued by the People’s Republic of China (“PRC”) represent approximately 25% of the weight of the Underlying Index; (2) RMB Bonds issued by policy banks (the Agricultural Development Bank of China, China Development Bank and Export-Import Bank of China) represent approximately 25% of the weight of the Underlying Index; and (3) RMB Bonds issued by corporations or other government-related entities represent approximately 50% of the Underlying Index, with the weight of any such issuer capped at 4.5% of the weight of the Underlying Index.

To qualify for inclusion in the Underlying Index as of each reconstitution, a component must be rated by Fitch Ratings, Ltd. (“Fitch”), Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor's Financial Services LLC (“S&P”) as BBB-, Baa3 or BBB-, respectively, or higher. The following methodology will be used to determine a component’s rating: if three ratings are available, then the highest and lowest ratings will be disregarded and the middle rating will be used; if two ratings are available, then the lowest rating will be used; and if only one rating is available, then that rating is used. Bonds not rated by Fitch, Moody’s or S&P are excluded from the Underlying Index.

To gain exposure to the Underlying Index, the Fund will invest directly in RMB Bonds traded in the CIBM. The Fund may invest in the CIBM through: a PRC program that permits foreign investors to invest in RMB Bonds traded in the onshore market (“CIBM Program”); a Bond Connect Company Limited program (“Bond Connect”) that allows foreign investors, such as the Fund, to invest in RMB Bonds through a Hong Kong account; or through a Renminbi Qualified Foreign Institutional Investor (“RQFII”) or Qualified Foreign Institutional Investor (“QFII”) license that may be obtained by the Fund’s adviser, Krane Funds Advisors, LLC (“Krane”), or the Fund’s subadviser, E Fund Management (Hong Kong) Co., Ltd. (“E Fund”). The Fund currently intends to invest directly in RMB Bonds traded in the CIBM through Bond Connect or the CIBM Program, but Krane or E Fund may choose to apply for a RQFII or QFII license in the future.

The Fund may invest up to 20% of its assets in instruments that are not included in the Underlying Index, but that Krane or E Fund, as applicable, believes will help the Fund track its Underlying Index. These may include: RMB-denominated securities principally traded in the off-shore RMB (or “CNH”) market, which is an over-the-counter (“OTC”) market located in jurisdictions outside of Mainland China, such as Hong Kong and Singapore; RMB Bonds traded in the Exchange-Traded Bond Market; debt securities issued in any currency denomination in other political jurisdictions, including Hong Kong and Singapore; variable and floating rate securities; unrated and high yield securities (or “junk bonds”); and derivatives (including futures, swaps, forwards and options).

The Fund may invest up to 10% of its net assets in shares of investment companies, such as ETFs, unit investment trusts and foreign investment companies, including to gain exposure to component securities of the Fund’s Underlying Index or when such investments present a more cost efficient alternative to investing directly in the securities. Foreign investment companies in which the Fund may invest include RMB-denominated short-term bond funds domiciled in the PRC (“PRC Investment Companies”). The Fund may also hold cash in a deposit account in China or invest in U.S. money market funds or other U.S. cash equivalents. The other investment companies in which the Fund may invest may be advised, sponsored or otherwise serviced by Krane, E Fund and/or their affiliates.

Although the Fund reserves the right to replicate (or hold all components of) the Underlying Index, the Fund expects to invest in a representative sample of such securities that collectively have an investment profile similar to the Underlying Index.

The Fund is non-diversified. To the extent the Underlying Index is concentrated in a particular industry, the Fund is expected to be concentrated in that industry. As of the date of this prospectus, the Underlying Index was concentrated in Chinese government/Chinese government-related debt. The Underlying Index is reconstituted monthly.

The Fund may engage in securities lending.

•	In the Fund Summary section related to the Fund in the Prospectuses, the following is inserted above “CIBM Program Risk:”

Bond Connect Risk. Bond Connect was announced on July 2, 2017 and represents an exception to Chinese laws that generally restrict foreign investment in RMB Bonds. There is a risk that Chinese regulators may alter all or part of the structure and terms of, as well as the Fund’s access to, the Bond Connect in the future or eliminate it altogether, which may limit or prevent the Fund from investing directly in or selling its RMB Bonds.

•	In the Fund Summary section related to the Fund in the Prospectuses, the following is inserted above “Hong Kong Risk:”

Exchange-Traded Bond Market Risk. To the extent the Fund were to invest in RMB Bonds included in the Underlying Index via the Exchange-Traded Bond Market rather than the CIBM, the transactions could be subject to wider spreads between the bid and the offered prices. This wider spread could adversely affect the price at which the Fund could purchase or sell the RMB Bonds and could impair the Fund’s performance.

•	In the Fund Summary section related to the Fund in the Prospectuses, the last sentence of “RQFII and QFII License Risk” is deleted and replaced with the following:

Should the amount of RMB Bonds that the Fund is eligible to invest in be or become inadequate to meet its investment needs, such as if Krane or E Fund is unable to obtain RQFII or QFII status, the Fund may need to rely exclusively on investments through Bond Connect, the CIBM Program or the Exchange-Traded Bond Market to purchase RMB Bonds.

•	In the Fund Summary section related to the Fund in the Prospectuses, the following is added as the last sentence of “Tax Risk:”

Because there is limited transparency into state ownership of Chinese issuers, there is a risk of such issuers being deemed to be a single issuer, which could result in the Fund falling out of compliance with the asset diversification requirements.

•

In the Statutory Prospectus, the “Additional Information About the Fund - Additional Investment Objective, Principal Strategies, Underlying Index and Principal Risks Information - Investment Objective” section is deleted in its entirety and replaced with the following:

The Underlying Index seeks to track the performance of the Chinese on-shore renminbi (“RMB”)-denominated fixed-income market. The Underlying Index includes RMB-denominated fixed-income securities (“RMB Bonds”) issued into the China Interbank market and issued by: (1) the Chinese government and Chinese government-related entities, including certain Chinese policy banks, with par values of at least RMB 5 billion; and (2) corporations with par values of at least RMB 1.5 billion. The Underlying Index includes only debt that pays fixed interest rates. The weightings of the Underlying Index components are weighted so that, as of each reconstitution date: (1) RMB Bonds issued by the People’s Republic of China (“PRC”) represent approximately 25% of the weight of the Underlying Index; (2) RMB Bonds issued by policy banks (the Agricultural Development Bank of China, China Development Bank and Export-Import Bank of China) represent approximately 25% of the weight of the Underlying Index; and (3) RMB Bonds issued by corporations or other government-related entities represent approximately 50% of the Underlying Index, with the weight of any such issuer capped at 4.5% of the weight of the Underlying Index.

To qualify for inclusion in the Underlying Index as of each reconstitution, a component must be rated by Fitch Ratings, Ltd. (“Fitch”), Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor's Financial Services LLC (“S&P”) as BBB-, Baa3 or BBB-, respectively, or higher. The following methodology will be used to determine a component’s rating: if three ratings are available, then the highest and lowest ratings will be disregarded and the middle rating will be used; if two ratings are available, then the lowest rating will be used; and if only one rating is available, then that rating is used. Bonds not rated by Fitch, Moody’s or S&P are excluded from the Underlying Index.

The following are excluded from the Underlying Index: floating rate and zero coupon securities, bonds with equity features (i.e. convertible bonds and warrants), derivatives, structured products, securitized bonds, private placements, retail bonds, inflation-linked bonds issued on the Shanghai and Shenzhen Stock Exchanges, bonds with a “Finance” sector classification and special bonds issued directly by the Ministry of Finance of the People's Republic of China. Additionally, bonds issued by the following are excluded from the Underlying Index: Agricultural Bank of China, Bank of China, China Cinda Holdings Company, China Citic Bank International, China Construction Bank Corporation, China Huarong Asset Management and Industrial and Commercial Bank of China Limited.

The Underlying Index launched in October 2018 and is reconstituted monthly. The Underlying Index is provided by Bloomberg (doing business as Bloomberg Barclays, the “Index Provider”). The Index Provider is not affiliated with the Fund or Krane. The Index Provider determines the components and the relative weightings of the component securities in the Underlying Index. Additional information about the Underlying Index is available on the Index Provider’s website, www.bloomberg.com.

•	In the Statutory Prospectus, the following is added under “China Fixed Income Investing Risk:”

Bond Connect Risk. Bond Connect was announced on July 2, 2017 and represents an exception to Chinese laws that generally restrict foreign investment in RMB Bonds. There is a risk that Chinese regulators may alter all or part of the structure and terms of, as well as the Fund’s access to, the Bond Connect in the future or eliminate it altogether, which may limit or prevent the Fund from investing directly in Bond Connect.

•	In the Statutory Prospectus, the following is added under “China Fixed Income Investing Risk:”

Exchange-Traded Bond Market Risk. The Exchange-Traded Bond Market is an electronic automatic matching system where securities are traded on the Shanghai Stock Exchange or the Shenzhen Stock Exchange. To the extent the Fund were to invest in RMB Bonds included in the Underlying Index via the Exchange-Traded Bond Market rather than the CIBM, the transactions could be subject to wider spreads between the bid and the offered prices. This wider spread could adversely affect the price at which the Fund could purchase or sell the RMB Bonds and could impair the Fund’s performance.

•	In the Statutory Prospectus, the following is added as the last sentence of the first paragraph under “Tax Risk:”

Because there is limited transparency into state ownership of Chinese issuers, there is a risk of such issuers being deemed to be a single issuer, which could result in the Fund falling out of compliance with the asset diversification requirements.

•	In the Statutory Prospectus, the following is added as the sixth paragraph under the “Investment Adviser” heading in the “Management” section:

For the KraneShares Bloomberg Barclays China Aggregate Bond Inclusion Index ETF, Krane has contractually agreed to waive its management fee by 0.12% of the Fund’s average daily net assets. This contractual fee waiver will continue until October 18, 2019, and may only be terminated prior thereto by the Board.

•

In the Statement of Additional Information, the table in the “Investment Adviser” section is changed to append four asterisks (****) to the name of the Fund and the following footnote is added below the table:

**** Krane has contractually agreed to reduce its management fee by 0.12% of the Fund’s average daily net assets. This contractual fee waiver will continue in effect through October 18, 2019. The Fee Waiver Agreement may only be terminated prior thereto by the Board. In addition, the Fee Waiver Agreement will terminate if the investment advisory agreement is terminated with such termination effective upon the effective date of the Investment Advisory Agreement’s termination.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.